Investment Objectives and Goals - WisdomTree Global ex-U.S. Quality Growth Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Global ex-U.S. Quality Growth Fund (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Global ex-U.S. Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Growth Index (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Index) (the “Index”).